Debt Securities in Issue	6 Months Ended
Jun. 30, 2019
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Debt Securities in Issue

20. DEBT SECURITIES IN ISSUE

	30 June 2019	31 December 2018
	£m	£m
Medium-term notes	17,331	19,984
Euro 35bn Global Covered Bond Programme	19,926	18,114
Certificates of deposit	3,226	3,221
Credit linked notes	—	42
Securitisation programmes	4,091	5,331

	44,574	46,692